Provision for Legal Claims - Schedule of Contingencies (Details) - Risk of Loss [Member] - BRL (R$) R$ in Thousands		12 Months Ended
		Jun. 30, 2026	Jun. 30, 2025
Schedule of Contingencies [Line Items]
Loss contingencies	[1]	R$ 23,153	R$ 20,858
Civil [Member]
Schedule of Contingencies [Line Items]
Loss contingencies		10,996	13,704
Tax [Member]
Schedule of Contingencies [Line Items]
Loss contingencies		934	7,154
Environmental [Member]
Schedule of Contingencies [Line Items]
Loss contingencies	[1]	R$ 11,223

[1]	The Company’s subsidiaries are party to environmental proceedings filed by IBAMA, comprising of: (i) a public civil action regarding alleged environmental irregularities, currently in a discovery phase; and (ii) administrative and judicial proceedings related to the same, arising from a notice of violation and an embargo order. The case is pending administrative and judicial resolution, with a preliminary injunction in place suspending the effects of the administrative enforcement action. Based on the assessment of management and its legal counsel, these matters have been classified as possible contingencies; consequently, no provision has been recognized as of this date.